Income taxes (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Current tax liabilities, current	$ 9,064,074	$ 35,066,792
Chilean income taxes
Income Taxes [Line Items]
Current tax liabilities, current	2,649,908	21,256,053
Monthly provisional payments
Income Taxes [Line Items]
Current tax liabilities, current	5,048,222	12,699,115
Tax under Article N°21
Income Taxes [Line Items]
Current tax liabilities, current	244,604	66,617
Others
Income Taxes [Line Items]
Current tax liabilities, current	$ 1,121,340	$ 1,045,007